Other Income, Net	12 Months Ended
Mar. 31, 2026
Other Income and Expenses [Abstract]
Other Income, Net

5 OTHER INCOME, NET

	For the year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Government grants	3,532	2,591	6,706
Merchant penalty income(1)	3,079	1,688	1,985
Gains on disposal of property and equipment	118	241	10
Exchange gains/(losses)	46	(183)	(1,727)
Refund from depositary bank (2)	997	—	—
Others	5,012	756	858
Total	12,784	5,093	7,832

(1) Merchant penalty income represents the penalties charged to the merchants that have quality and/or service issues based on the agreements with the merchants. The Company may use the penalty received from the merchants to settle its users’ complaints. The penalties are therefore recorded in other payables when received and recognized as other income when the Company considers the possibility of the penalty to be paid out is remote.

(2) The Group received initial reimbursement payment of US$935 (RMB6,297) from depositary bank in January 2019. The amount was recorded ratably as other income over 5 year arrangement period. For the years ended March 31, 2024, 2025 and 2026, the Group has recorded RMB997, nil and nil in other income. For the years ended March 31, 2024, 2025 and 2026, the Group received nil reimbursement payments from depositary bank for the transaction costs incurred in the prior years.